Equity Transactions - Additional Information (Detail) - USD ($)		12 Months Ended
	Aug. 15, 2014	Dec. 31, 2016	Sep. 02, 2016
Class of Stock [Line Items]
Gross proceeds before deduction commissions and other expenses	$ 5,600,000
Offering cost related to the transaction	400,000
Cash from issuance of common stock, net of offering costs	$ 5,200,000
Unterberg Koller Capital Fund L.P. and William W. and Dieva L. Smith [Member] | Note and Warrant Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants expiration period		5 years
Purchase of warrants			1,700,000
Common stock exercise price			$ 2.74
Notes and warrants issuance date		Sep. 06, 2016
Unterberg Koller Capital Fund L.P. and William W. and Dieva L. Smith [Member] | Senior Subordinated Notes [Member] | Note and Warrant Purchase Agreement [Member]
Class of Stock [Line Items]
Aggregate principal amount			$ 4,000,000
Private Placement [Member]
Class of Stock [Line Items]
Common stock, issued and sold to investors	6,845,830
Common stock, price per share	$ 0.816
Commission	$ 200,000
Legal and other expenses	$ 200,000